Summary Of Preferred Stock Activity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of Company's 7% preferred stock activity
Beginning balance, Shares	958,333	1,003,108	1,052,444
Converted preferred stock, Shares		(531)
Stock-based compensation, Shares
Repurchased preferred stock, Shares	(318)	(44,244)	(46,658)
Forfeited, Shares	(998)		(2,678)
Ending balance, Shares	957,017	958,333	1,003,108
Beginning balance, Value	$ 121,649	$ 125,916	$ 130,339
Stock-based compensation, Value	405	1,464	1,549
Converted preferred stock, Value		(68)
Repurchased preferred stock, Value	(57)	(5,663)	(5,972)
Forfeited, Value
Ending balance, Value	$ 121,997	$ 121,649	$ 125,916